Consolidated Statement of Shareholders' Equity - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balances (in shares) at Oct. 31, 2014	6,839,778
Balances at Oct. 31, 2014	$ 9,543,686	$ 21,462,881	$ 31,006,567	$ (700,277)	$ 30,306,290
Share-based compensation, net (in shares)	(300,406)
Share-based compensation, net	$ 818,807		818,807		818,807
Repurchase and retirement of common stock (at cost) (in shares)	(80,636)
Repurchase and retirement of common stock (at cost)		(379,675)	(379,675)		(379,675)
Common stock dividends declared, $0.08 per share		(559,946)	(559,946)		(559,946)
Excess tax benefits from share-based compensation	$ 519		519		519
Net loss		(4,255,665)	(4,255,665)	(41,780)	(4,297,445)
Share-based compensation, net (in shares)	300,406
Stock Repurchased and Retired During Period, Shares	80,636
Balances (in shares) at Oct. 31, 2015	7,059,548
Balances at Oct. 31, 2015	$ 10,363,012	16,267,595	26,630,607	(742,057)	25,888,550
Share-based compensation, net (in shares)	(35,836)
Share-based compensation, net	$ 717,583		717,583		717,583
Repurchase and retirement of common stock (at cost) (in shares)	14,225
Repurchase and retirement of common stock (at cost)		(40,150)	(40,150)		(40,150)
Net loss		(1,778,822)	(1,778,822)	(22,172)	(1,800,994)
Share-based compensation, net (in shares)	35,836
Stock Repurchased and Retired During Period, Shares	(14,225)
Purchase of noncontrolling interest in consolidated subsidiary		(764,229)	(764,229)	764,229
Balances (in shares) at Oct. 31, 2016	7,081,159
Balances at Oct. 31, 2016	$ 11,080,595	13,684,394	24,764,989		24,764,989
Share-based compensation, net (in shares)	(240,147)
Share-based compensation, net	$ 681,426		681,426		$ 681,426
Repurchase and retirement of common stock (at cost) (in shares)	5,701				(5,701)
Repurchase and retirement of common stock (at cost)		(18,122)	(18,122)		$ (18,122)
Net loss		(1,738,771)	(1,738,771)		$ (1,738,771)
Share-based compensation, net (in shares)	240,147
Stock Repurchased and Retired During Period, Shares	(5,701)				5,701
Balances (in shares) at Oct. 31, 2017	7,315,605
Balances at Oct. 31, 2017	$ 11,762,021	$ 11,927,501	$ 23,689,522		$ 23,689,522